Income Tax	12 Months Ended
Apr. 30, 2024
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]

13. Income Tax

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rates to the provision for income taxes as shown in the consolidated statements of loss for the years ended April 30, 2024 and 2023 is as follows:

	For the year ended April 30,
	2024 ($)	2023 ($)
Net income (loss) before tax for the year	7,757	(5,858)
Statutory rates	27.00%	27.00%
Income tax at statutory rates	2,094	(1,582)

Reconciling items:
Non-deductible permanent differences and other	346	159
Change in unrecognized deferred income tax assets	(4,463)	1,408
Tax recovery for the year	(2,023)	(15)

The significant component of the Company's deferred tax assets and liabilities recognized are as follows:

	As at April 30, 2024 ($)	As at April 30, 2023 ($)
Deferred tax liabilities:
Excess of accounting value of short-term investments over tax value	(346)	(2,136)
Excess of accounting value of royalties over tax value	(1,642)	—
Other deferred tax liabilities	(191)	(65)

Deferred tax assets:
Non-capital losses carry-forward	1,089	2,201
Financing costs	1,090	—
Deferred income tax liabilities, net	—	—

The temporary differences for which deferred income tax assets are not recognized are as follows:

	As at April 30, 2024 ($)	As at April 30, 2023 ($)
Non-capital loss carry-forward	17	10,478
Financing costs	1,019	2,136
Other deferred tax assets	244	455
Unrecognized deferred income tax assets	1,280	13,069

The deferred tax assets have not been recognized in the consolidated financial statements, as management does not consider it more likely than not that those assets will be realized in the near future.The Company has non-capital losses which may be carried-forward to reduce taxable income in future years. The non-capital losses of $2,025 and $2,008 in Canada will expire on April 30, 2042 and 2043, respectively.